CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Profit or loss [abstract]
Revenue		$ 1,818,180		$ 1,921,311		$ 1,757,498
Other operating income		19,377	[1]	16,437	[1]	5,880
Other gains		180		372		41,748
Operating expenses:
Supplies		70,816		74,899		65,598
Employee benefits expenses		1,365,181		1,429,076		1,309,901
Depreciation		36,566		49,226		46,448
Amortisation		58,679		55,195		50,916
Changes in trade provisions		(1,032)		(627)		(1,902)
Other operating expenses		215,958		236,648		214,015
OPERATING PROFIT		89,505		92,449		116,346
Finance income		18,843		7,858		7,188
Finance costs		45,612	[1]	78,145	[1]	59,151
Change in fair value of financial instruments		179		230		675
Net foreign exchange loss		(29,015)	[1]	(23,427)		(56,494)
(LOSS)/PROFIT BEFORE TAX		33,900		(1,035)		8,564
Income tax expense		13,414		12,533		5,207
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	[2]	20,486		(13,568)		3,357	[3]
LOSS FROM DISCONTINUED OPERATIONS (**)	[2]	0	[4]	0	[4]	(3,206)	[3]
(LOSS)/PROFIT FOR THE YEAR		20,486		(13,568)		151
(LOSS)/PROFIT ATTRIBUTABLE TO:
OWNERS OF THE PARENT		18,540		(16,790)		65
NON-CONTROLLING INTEREST		1,946		3,222		86
(LOSS)/PROFIT FOR THE YEAR		20,486		(13,568)		151
Net finance expense		$ (55,605)		$ 93,484		$ (107,782)
EARNINGS PER SHARE:
Basic (loss)/earnings per share from continuing operations (in U.S. dollars)		$ 0.28		$ (0.18)		$ 0.05	[3]
Basic loss per share from discontinued operations (in U.S. dollars)		0		0		(0.04)	[3]
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)		0.28		(0.18)		0.05	[3]
Diluted loss per share from discontinued operations (in U.S. dollars)		$ 0		$ 0		$ (0.04)	[3]

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".

[2]

(1) A s of December 31, 20 17 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted loss per share as the loss in 2017 is anti-dilutive.

[3]	(*) E xclude discontinued operations – Moroc c o.
[4]	(**) Discontinued operations did not generate any income tax expense.